Business Combination Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Amortization expense	$ 241,956	$ 214,592
Acquisition of Aphrodite
Exchange shares			3,000
Issued and outstanding common stock percentage			30.00%
Additional financing marketing			$ 5,000,000
Transfer to selling shareholders			49,000
Shares authorized for acquisition		100,000
Preferred stock convertible, issuable			3,000
Convertible shares of common stock		51,084,935
Acquisition of GearBubble Tech
Merger agreement, description		the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with GearBubble, Inc., a Nevada corporation, (“GearBubble”), pursuant to which the shareholders of GearBubble (the “Equity Recipients”) agreed to sell 100% of the issued and outstanding shares of GearBubble to a subsidiary of the Company known as GearBubble Tech, Inc., a Wyoming corporation (the “Merger Sub”) in exchange for $3,162,000 (the “Cash Purchase Price”), which shall be paid as follows: a) $2,000,000 (which was paid in cash at Closing), b) $1,162,000 to be paid in 15 equal installments, and c) 49,000 of the 100,000 authorized shares of the Merger Sub, such that upon the Closing, 51% of the Merger Sub shall be owned by the Company, and 49% of the Merger Sub shall be owned by the GearBubble Shareholders. Accordingly, the Company owns 51% of GearBubble Tech